Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Basic earnings per common share
Net income attributable to common shareholders		$ 2,029	$ 1,631	$ 2,595	$ 3,660	$ 5,203
Weighted average number of common shares outstanding		1,192	1,192	1,199	1,192	1,205
Basic earnings per common share	[1]	$ 1.7	$ 1.37	$ 2.16	$ 3.07	$ 4.32
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,029	$ 1,631	$ 2,595	$ 3,660	$ 5,203
Dilutive impact of share-based payment options and others	[2]	(11)	(4)		(15)	67
Net income attributable to common shareholders (diluted)		$ 2,018	$ 1,627	$ 2,595	$ 3,645	$ 5,270
Weighted average number of common shares outstanding		1,192	1,192	1,199	1,192	1,205
Dilutive impact of share-based payment options and others	[2]	5	7	2	7	20
Weighted average number of diluted common shares outstanding		1,197	1,199	1,201	1,199	1,225
Diluted earnings per common share	[1]	$ 1.69	$ 1.36	$ 2.16	$ 3.04	$ 4.3

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.